Debt (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended	12 Months Ended
	Jun. 09, 2017	Sep. 14, 2016	Jan. 30, 2018	Jan. 18, 2018	Dec. 22, 2017	Nov. 30, 2017	Oct. 30, 2017	Jul. 27, 2017	Jul. 20, 2017	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2017
Debt Instrument [Line Items]
Debt instrument unamortized discount										$ 191,507	$ 191,507
Debt discount amortization expense											276,257
Promissory Notes Payable Member | Donovan Olson [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 100,000
Imputed interest expense										6,110
Number of warrants issued in conjunction with promissory notes									1,000,000
Exercise price of the warrants									$ 0.10
Debt instrument unamortized discount										30,548	30,548
Debt discount									$ 100,000	69,452	69,452
Expiry date									Jul. 20, 2027
Promissory Notes Payable Member | Darvin Habben [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt								$ 150,000
Imputed interest expense										8,877
Number of warrants issued in conjunction with promissory notes								1,000,000
Exercise price of the warrants								$ 0.10
Debt instrument unamortized discount										44,384	44,384
Debt discount								$ 150,000		105,616	105,616
Expiry date								Jul. 20, 2027
Promissory Notes Payable Member | Greg Foss [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 100,000
Imputed interest expense										6,110
Number of warrants issued in conjunction with promissory notes									1,000,000
Exercise price of the warrants									$ 0.10
Debt instrument unamortized discount										30,548	30,548
Debt discount									$ 100,000	69,452	69,452
Expiry date									Jul. 20, 2027
Promissory Notes Payable Member | Derek Schumann [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 100,000
Imputed interest expense										6,110
Number of warrants issued in conjunction with promissory notes									1,000,000
Exercise price of the warrants									$ 0.10
Debt discount									$ 100,000	69,452	69,452
Debt discount amortization expense										30,548
Expiry date									Jul. 20, 2027
Convertible Debt [Member] | Crown Bridge Partners [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt			$ 55,000
Interest rate on debt instrument			10.00%
Debt discount			$ 33,246
Expiry date			Jan. 30, 2019
Convertible note description			matures on January 30, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 20 trading days prior to conversion.
Issuance fees			$ 3,000
Convertible Debt [Member] | Crown Bridge Partners [Member] | January 30, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount										2,880	2,880
Debt discount										33,366	33,366
Accrued interest										437	437
Convertible Debt [Member] | Powerup [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 53,000		$ 58,000	$ 75,000
Interest rate on debt instrument				12.00%		12.00%	12.00%
Debt instrument unamortized discount										15,896	15,896
Debt discount				$ 33,164		$ 38,164	$ 47,951			32,055	32,055
Accrued interest										$ 2,885	2,885
Expiry date				Jan. 18, 2019		Nov. 30, 2018	Oct. 30, 2018
Convertible note description				matures on January 18, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.		matures on November 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.	matures on October 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.			derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Convertible Debt [Member] | Powerup [Member] | January 18, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount										$ 3,806	3,806
Debt discount										30,079	30,079
Accrued interest										$ 714	714
Convertible note description										derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Convertible Debt [Member] | Powerup [Member] | November 30, 2017 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount										$ 9,410	9,410
Debt discount										28,754	28,754
Accrued interest										$ 1,716	1,716
Convertible note description										derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Convertible Debt [Member] | Darvin Habben [Member]
Debt Instrument [Line Items]
Interest rate on debt instrument	8.00%
Debt instrument face amount	$ 500,000
Number of stock issued for conversion of debt (in shares)	2,000,000
Conversion price	$ 0.25
Debt discount	$ 300,000									$ 191,507	191,507
Accrued interest										28,932	28,932
Debt discount amortization expense										108,493
Convertible Debt [Member] | Clint Skidmore [Member] | Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument balance										160,000	$ 160,000
Debt instrument face amount		$ 400,000			$ 400,000
Number of stock issued for conversion of debt (in shares)		1,000,000			1,100,000
Stock issued for conversion of debt					$ 210,000
Conversion price		$ 0.40
Repayments of debt					30,000
Loss on conversion					$ 13,000
Imputed interest expense										$ 38,000